Prepaid Expenses (Details) - Schedule of prepaid expenses - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Prepaid expenses [Abstract]
Prepaid insurance	$ 15	$ 152	$ 14
Other prepayments		22	63
Total	$ 15	$ 174	$ 77